Borrowings - Disclosure of Interest Bearing Borrowings (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Non-current borrowings
Balance at beginning of year	R 1,785
Translation	46	R 83	R (820)
Total non-current borrowings	1,894	1,785
Current borrowings
Balance at beginning of year	9
Interest accrued	266	426	467
Total current borrowings	59	9
Borrowings Bearing Interest	1,953	1,794
Undrawn committed borrowing facilities	30,005	9,308	5,883
R2.5 Billion Facility - Sustainability Linked
Non-current borrowings
Balance at beginning of year	0	0
Draw down	0	300
Repayments	0	(300)
Amortisation of issue costs	0	16
Reclassification from prepayments	0	(16)
Total non-current borrowings	0	0	0
US$400 million facility - Sustainability Linked
Non-current borrowings
Balance at beginning of year	1,785	5,592
Repayments	0	(3,747)
Amortisation of issue costs	29	23
Translation	(44)	(83)
Total non-current borrowings	1,770	1,785	5,592
Current borrowings
Balance at beginning of year	9	103
Interest accrued	138	129
Interest paid	(138)	(224)
Translation	(2)	1
Total current borrowings	7	9	103
R1.5 billion facility - Green Term Loan
Non-current borrowings
Balance at beginning of year	0	0
Draw down	226	0
Repayments	(50)	0
Amortisation of issue costs	1	0
Reclassification from prepayments	(3)	0
Transferred to current liabilities	(50)	0
Total non-current borrowings	124	0	0
Current borrowings
Balance at beginning of year	0	0
Interest accrued	12	0
Interest paid	(10)	0
Transferred from non-current liabilities	50	0
Total current borrowings	52	0	R 0
Current
Current borrowings
Balance at beginning of year	9
Total current borrowings	59	9
Undrawn committed borrowing facilities	22,181	1,350
Between one to two years
Non-current borrowings
Balance at beginning of year	0
Total non-current borrowings	1,820	0
Due between two to three years
Non-current borrowings
Balance at beginning of year	1,785
Total non-current borrowings	50	1,785
Between three to four years
Non-current borrowings
Balance at beginning of year	0
Total non-current borrowings	24	0
Expiring after one year
Current borrowings
Undrawn committed borrowing facilities	R 7,824	R 7,958